Retirement benefit plans - Main actuarial assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement benefit plans
Weighted average discount rate	1.76%	1.48%	1.60%
Expected salary increase	2.50%	2.50%	2.50%
Inflation rate	1.90%	1.86%	1.75%